Financial Income and Expenses (Details) - Schedule of Net Balances - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Net Balances [Abstract]
Monetary variations	R$ 1,675	R$ (732)	R$ (682)
Foreign exchange difference	3,356	2,621	(9,035)
Net on remeasurement of leases	(18,329)	(20,356)	(71,265)
Net on remeasurement of receivables from sale of farms	(55,994)	34,517	137,342
Realized profit (loss) from derivative financial instruments	47,924	(79,948)	(116,530)
Unrealized (loss) profit from Derivative financial instruments	R$ 34,490	R$ 14,241	R$ (8,960)